Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 4,855,123	$ 5,996,489	$ 22,927,415	$ 16,683,570
Telecommunication Products And Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,516,125	1,737,080
Sms [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,338,998	4,160,694	14,138,720	13,439,390
Big Data [Member]
Disaggregation of Revenue [Line Items]
Revenues		$ 98,715	131,418	33,077
Mobile Recharge [Member]
Disaggregation of Revenue [Line Items]
Revenues			$ 8,657,277	$ 3,211,103